DIVESTED BUSINESSES, DISCONTINUED OPERATIONS AND HELD-FOR-SALE CLASSIFICATION (Details) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended	12 Months Ended		3 Months Ended
	Oct. 30, 2010 AIA Group Limited (AIA)	Dec. 31, 2010 AIA Group Limited (AIA)	Dec. 31, 2011 AIA Group Limited (AIA)	Jun. 30, 2010 Prudential plc
AIA initial public offering
Termination fee paid by Prudential plc, included in Net (gain) loss on sale of divested businesses and properties				$ 228,000,000
Ordinary shares issued through IPO	8,080.0
Gross proceeds from ordinary shares issued through IPO	20,500,000,000
Percentage of voting interest owned	33.00%
Pre-tax gain on deconsolidation		18,100,000,000
Fair value of the company's retained interest		$ 11,100,000,000	$ 12,400,000,000